Accounts receivable and prepaid expenses (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable And Prepaid Expenses
Accounts receivable (Note 11(b))	$ 239,265	$ 389,895
Prepaid expenses	72,054	63,745
Total	$ 311,319	$ 453,640